PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid professional fees	$ 15,000	$ 65,000	$ 32,004
Prepaid dues and subscriptions	11,168	49,167
Prepayment for acquisition of real property			700,000
Other	48,238	35,546	17,792
Total prepaid expenses and other	$ 74,406	$ 149,713	$ 749,796